SEGMENT REPORTING	12 Months Ended
Sep. 30, 2014
SEGMENT REPORTING
19.	SEGMENT REPORTING

The Group operates and manages its business as a single segment that includes primarily the provision of online and offline education services and selling of related products.

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Online education services	40,281	58,573	80,545
Books and reference materials	4,438	5,129	6,392
Offline education services	4,507	4,617	7,817
Others	2,876	3,041	2,442

	52,102	71,360	97,196

Online education services accounted for 77.3%, 82.1% and 82.9% of the Group’s total net revenue for the years ended September 30, 2012, 2013 and 2014, respectively. Any significant reduction in sales from this service could have a substantial negative impact on the Group’s results of operations.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. The majority of the Group’s long-lived assets are located in the PRC.